General and Administrative Expenses (Details)	12 Months Ended
	Oct. 31, 2018 USD ($)	Aug. 31, 2018 CAD ($)	Oct. 31, 2017 USD ($)	Aug. 31, 2017 CAD ($)	Aug. 31, 2016 CAD ($)
IfrsStatementLineItems [Line Items]
Research and development				$ 313,106	$ 160,519
General and administrative expenses		$ 304,880		$ 508,241	$ 418,206
Grown Rogue Unlimited LLC [Member]
IfrsStatementLineItems [Line Items]
General and administrative expenses	$ 2,707,886		$ 1,049,655
Selling, general and administrative expense [member] | Grown Rogue Unlimited LLC [Member]
IfrsStatementLineItems [Line Items]
Legal and professional	898,599		525,810
Salaries and benefits	791,518		200,274
Supplies	11,748
Facility expense	215,922		123,703
Marketing and promotion	302,401		90,673
Travel	159,848		43,611
Office expense	36,535		30,845
Utilities	49,952
Business license and fees	35,904		19,362
Repairs and maintenance	4,243
Consultants			9,088
Commissions			4,133
Research and development	5,233
Insurance	9,194
Bank fees	17,270		2,156
Bad debt	113,028
Miscellaneous	56,491
General and administrative expenses	$ 2,707,886		$ 1,049,655